Vaughan Nelson International Small Cap Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.6%
	AUSTRALIA — 6.2%
36,873	ALS Ltd.	$291,633
90,361	Bapcor Ltd.	380,150
188,103	Orora Ltd.	454,350
106,055	Steadfast Group Ltd.	416,071
160,182	Ventia Services Group Pty Ltd.	312,295
		1,854,499
	AUSTRIA — 1.7%
3,820	DO & Co. A.G.	515,773
	BELGIUM — 2.7%
1,844	Ackermans & van Haaren N.V.	321,071
2,744	D'ieteren Group	479,232
		800,303
	DENMARK — 0.6%
1,805	Pandora A/S	180,558
	FINLAND — 1.3%
13,760	Metso Oyj	156,371
8,083	Valmet Oyj	214,409
		370,780
	FRANCE — 9.2%
9,250	Alstom S.A.	283,238
2,963	Alten S.A.	426,774
17,325	Bureau Veritas S.A.	475,812
5,875	Eurazeo S.E.	358,728
2,875	Seche Environnement S.A.	367,949
2,335	Sopra Steria Group SACA	507,713
12,386	Tikehau Capital SCA	315,268
		2,735,482
	GERMANY — 5.9%
11,568	AIXTRON S.E.	458,936
6,285	Hensoldt A.G.	213,691
12,736	Jenoptik A.G.	411,944
5,976	Jungheinrich A.G.	223,585
1,880	Krones A.G.	226,546
8,638	Wacker Neuson S.E.	224,059
		1,758,761
	IRELAND — 2.1%
6,636	Smurfit Kappa Group PLC	262,595
113,525	Uniphar PLC *	358,861
		621,456

Vaughan Nelson International Small Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ITALY — 2.0%
96,842	Piaggio & C S.p.A.	$380,798
39,205	Seco S.p.A. *	201,396
		582,194
	JAPAN — 27.9%
28,310	Ai Holdings Corp.	446,359
34,100	ASKUL Corp.	475,780
10,520	BML, Inc.	222,341
20,372	Change Holdings, Inc.	269,267
30,300	Future Corp.	330,548
6,350	Horiba Ltd.	374,607
31,420	Internet Initiative Japan, Inc.	585,023
15,600	JCU Corp.	371,677
8,963	JSB Co., Ltd.	336,157
22,120	Kato Sangyo Co., Ltd.	606,930
16,550	Nakanishi, Inc.	381,335
20,798	Nippon Ceramic Co., Ltd.	375,676
6,990	Okinawa Cellular Telephone Co.	147,665
21,900	Optex Group Co., Ltd.	287,372
31,880	Raito Kogyo Co., Ltd.	461,821
13,786	Ship Healthcare Holdings, Inc.	223,285
21,280	Shoei Co., Ltd.	386,883
12,367	Takeuchi Manufacturing Co., Ltd.	387,556
23,470	TKC Corp.	610,263
18,830	Usen-Next Holdings Co., Ltd.	435,543
16,677	Zenkoku Hosho Co., Ltd.	585,437
		8,301,525
	JERSEY — 1.8%
59,016	JTC PLC [1]	545,322
	LUXEMBOURG — 2.6%
5,863	Befesa S.A. [1]	224,697
61,345	L'Occitane International S.A.	188,488
7,636	Shurgard Self Storage Ltd. - REIT	348,437
		761,622
	NORWAY — 4.0%
7,610	Aker A.S.A. - Class A	483,896
31,428	Atea A.S.A. *	426,685
114,200	Self Storage Group A.S.A. *	267,046
		1,177,627
	SPAIN — 2.0%
17,063	Ebro Foods S.A.	314,543

Vaughan Nelson International Small Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPAIN (Continued)
4,421	Viscofan S.A.	$287,017
		601,560
	SWEDEN — 3.3%
35,629	Dometic Group A.B. [1]	265,480
46,406	Electrolux Professional A.B. - Class B	261,442
53,855	Securitas A.B. - B Shares	458,402
		985,324
	SWITZERLAND — 2.0%
22,459	Ascom Holding A.G.	307,488
2,604	u-blox Holding A.G. *	291,607
		599,095
	UNITED KINGDOM — 19.4%
54,855	Beazley PLC	386,498
11,880	Bunzl PLC	440,373
16,168	Computacenter PLC	456,136
21,245	CVS Group PLC	561,348
39,283	Inchcape PLC	413,147
228,460	Kin & Carta PLC *	198,202
200,003	Learning Technologies Group PLC	192,508
113,873	Marlowe PLC *	830,080
96,153	Pets at Home Group Plc	483,196
68,440	QinetiQ Group PLC	283,387
43,032	Renewi PLC *	287,541
105,656	Restore PLC	220,343
35,852	RS GROUP PLC	361,143
23,209	St. James's Place PLC	280,164
31,265	UNITE Group PLC - REIT	390,367
		5,784,433
	UNITED STATES — 0.9%
216,848	Diversified Energy Co. PLC	263,824
	Total Common Stocks
	(Cost $28,511,617)	28,440,138

Vaughan Nelson International Small Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2023 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 2.4%
$722,828	UMB Money Market Fiduciary , 0.01%[2]	$722,828
	Total Short-Term Investments
	(Cost $722,828)	722,828
	TOTAL INVESTMENTS — 98.0%
	(Cost $29,234,445)	29,162,966
	Other Assets in Excess of Liabilities — 2.0%	602,003
	TOTAL NET ASSETS — 100.0%	$29,764,969

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,035,499, which represents 3.48% of total net assets of the Fund.
[2]The rate is the annualized seven-day yield at period end.